Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories
Breakdown of inventories
	12/31/2024	12/31/2023
Fuels, lubricants and greases	3,009,100	3,367,094
Raw materials	373,544	282,197
Purchase for future delivery (1)	255,001	386,281
Consumable materials and other items for resale	129,539	121,537
Liquefied petroleum gas – LPG	128,098	112,100
Properties for resale	21,794	22,222
	3,917,076	4,291,431
(1) Refers substantially to ethanol, biodiesel and advances for fuel acquisition.
Movements in the provision for inventory losses

Movements in the provision for inventory losses are as follows:

Balance as of December 31, 2021	13,078
Addition to provision for adjustment to realizable value	10,028
Reversal of provision for obsolescence and other losses	(1,180)
Balance as of December 31, 2022	21,926
Reversal of provision for obsolescence and other losses	(8,301)
Reversal of provision for adjustment to realizable value	(6,594)
Balance as of December 31, 2023	7,031
Addition to provision for obsolescence and other losses	1,680
Reversal of provision for adjustment to realizable value	(4,791)
Balance as of December 31, 2024	3,920